Income Taxes- Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Income Tax [Line Items]
Effective Income Tax Rate Reconciliation, Deduction, Qualified Production Activity, Amount	$ 64	$ 49	$ 66
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount		68	56
Unrecognized tax benefits	256	259	258	$ 371
Amount of unrecognized tax benefits that if recognized would impact effective tax rate	167
Potential (increase) decrease in unrecognized tax benefits, estimated range of change, lower bound	100
Potential (increase) decrease in unrecognized tax benefits, estimated range of change, upper bound	140
Interest and penalties expense related to uncertain tax positions	(30)	13	$ 18
Interest and penalties accrued related to uncertain tax positions	41	$ 74
Unremitted earnings of foreign subsidiaries	578
Potential incremental tax cost on unremitted foreign earnings	$ 118
Minimum
Income Tax [Line Items]
Statutes of limitations for U.S. state and local and foreign jurisdictions	3 years
Maximum
Income Tax [Line Items]
Statutes of limitations for U.S. state and local and foreign jurisdictions	5 years